Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business combination
3.	Business combination

On February 7, 2023, the Company completed the acquisition of a 60 MW power plant in North Tonawanda, New York for a total consideration of $4,749,666 of which $150,000 was paid in previous years. The transaction was accounted for as a business combination under IFRS 3, Business Combinations. The Company completed this business combination as part of its ongoing infrastructure expansion strategy and increase its available computing power. Operation of the plant will help support the local utility power grid for reliability and the plant will be readily available for residential and commercial consumers during peak periods of demand.

At the date of acquisition, the Company determined the fair value of the net identified net assets as follows:

Total final consideration paid in cash	$4,749,666
Identified fair value of net assets acquired:
Prepaids and deposits	418,287
Land	530,000
Power plant infrastructure	4,643,800
PPA capacity liability	(213,100)
Accounts payable	(218,621)
Loan payable	(410,700)
$4,749,666

For the year ended December 31, 2023, the acquired power plant accounted for $3,272,005 in revenue and $671,740 in net loss.